Stockholders' Equity (Deficit) - Schedule of Stock Options (Details) (10-K) - shares	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Stockholders' Equity Note [Abstract]
Balance on Beginning Period	1,100,000
New Awards	620,000	1,100,000
Options Cancelled	(920,000)
Balance on Ending Period	800,000	1,100,000